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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki

Title: SIGNING AUTHORITY

Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing: /s/ Pascal Schmucki
                                       ----------------------------------------
                                       Schaffhausen, Switzerland, May 6, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         15

Form 13F Information Table Value Total:  $ 971,140
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  --------  ---------  --------  -------------------------  ----------  --------  -----------------------
                                                                                                                 VOTING AUTHORITY
                             TITLE OF               VALUE     SHS OR      SH/    PUT/  INVESTMENT    OTHER   -----------------------
       NAME OF ISSUER          CLASS     CUSIP    (x$1000)   PRN AMT      PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------------------  --------  ---------  --------  ---------  --------  ----  ----------  --------  ---------  ------  ----
Affymetrix Inc                 COM     00826T108    14,680  2,000,000     SH             DEFINED      1      2,000,000   NONE   NONE
Amgen Inc                      COM     031162100    29,920    500,000     SH             DEFINED      1        500,000   NONE   NONE
Arena Pharmaceuticals Inc      COM     040047102    16,948  5,431,980     SH             DEFINED      3      5,431,980   NONE   NONE
Biogen Idec Inc                COM     09062X103     9,366    163,200     SH             DEFINED      1        163,200   NONE   NONE
Celgene Corp                   COM     151020104   270,421  4,364,439     SH             DEFINED      2      4,364,439   NONE   NONE
Elan Corp                      ADR     284131208    11,370  1,500,000     SH             DEFINED      2      1,500,000   NONE   NONE
Genzyme Corp                   COM     372917104    26,257    506,600     SH             DEFINED      1        506,600   NONE   NONE
Gilead Sciences Inc            COM     375558103   255,304  5,614,768     SH             DEFINED      1      5,614,768   NONE   NONE
Immunogen                      COM     45253H101     4,045    500,000     SH             DEFINED      3        500,000   NONE   NONE
Incyte Corp                    COM     45337C102    41,488  2,978,300     SH             DEFINED      3      2,978,300   NONE   NONE
Keryx
   Biopharmaceuticals Inc      COM     492515101     1,720    627,911     SH             DEFINED      3        627,911   NONE   NONE
Micromet Inc                   COM     59509C105    40,578  5,021,986     SH             DEFINED      3      5,021,986   NONE   NONE
Optimer Pharmaceuticals Inc    COM     68401H104    12,385  1,008,549     SH             DEFINED      3      1,008,549   NONE   NONE
Vertex Pharmaceuticals Inc     COM     92532F100   196,548  4,809,108     SH             DEFINED      3      4,809,108   NONE   NONE
Zymogenetics Inc               COM     98985T109    40,110  7,000,000     SH             DEFINED      3      7,000,000   NONE   NONE


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